Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2021
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2020	2021
	RMB	RMB
Land use rights	6,511,497	7,186,567
Less: accumulated amortization	(393,697)	(519,394)
Less: accumulated impairment	(55,008)	(55,008)

Land use rights, net	6,062,792	6,612,165